Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (4,450,994)	$ (8,910,002)	$ (5,136,434)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation to employees	69,176	247,134	479,233
Stock-based compensation to non-employees	179,112	944,887
Depreciation and amortization	778,117	827,630	1,328,403
Loss from disposal of inventories	6,218	58,992
Change in fair value of warrants liability	(739,616)	(599,865)	229,749
Loss on disposal of equipment and intangible assets	18,502	232,171
(Recovery from) provision for doubtful accounts:
- accounts receivable	10,148	5,826	(46,831)
- other receivables and prepayments	499	16,403	32,213
Change in warranty obligation	(7,911)	(10,261)	(130,885)
(Recovery from) provision for inventory obsolescence	2,363		(73,860)
Impairment loss for intangible assets		3,281,779
Unrealized loss on marketable securities	1,356,565
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	20,222	(88,270)	115,239
Decrease (increase) in advances to suppliers
- third parties	145,024	233,490	(341,776)
- related party			194,311
Decrease(increase) in other receivables and prepayments	69,773	23,352	(71,117)
Increase in interest receivable - related party	(2,523)	(161,384)
Decrease(increase) in inventories	255,592	(137,464)	(2,007,026)
Decrease(increase) in other taxes receivable	36,858	(92,897)	(281,373)
Decrease(increase) in accounts payable	(8,234)	186,561	(24,563)
Increase in interest payable- related party	2,053	178,708
Decrease in due to related parties - Trade			(475)
Increase (decrease) in advances from customers	34,799	(80,602)	206,646
Increase (decrease) in accrued expenses and other current liabilities	553,354	214,245	119,549
Net cash used in operating activities	(1,670,903)	(3,629,567)	(5,408,997)
Cash flows from investing activities
Proceeds from disposal of equipment	23,016	1,309
Capital expenditures and other additions		(776,328)	(40,780)
Loan to a related party		(6,000,000)	(3,000,000)
Repayment from a related party		549,192	3,000,000
Consideration paid to BTL			(146,032)
Non-marketable equity investments			(1,500,043)
Net cash provided by(used in) investing activities	23,016	(6,225,827)	(1,686,855)
Cash flows from financing activities
Loans from related parties	1,362,681	3,682,642	1,480,320
Net proceeds from option exercises		17,851
Net proceeds from issuance of common stock, net of issuance costs			1,492,538
Net cash provided by financing activities	1,362,681	3,700,493	2,972,858
Effect of exchange rate fluctuations on cash and cash equivalents	(169,269)	(177,275)	139,656
Net decrease in cash and cash equivalents	(454,475)	(6,332,176)	(3,983,338)
Cash and cash equivalents at beginning of year	477,309	6,809,485	10,792,823
Cash and cash equivalents at end of year	22,834	477,309	6,809,485
Cash paid during the year for:
Income tax
Interest		14,840	3,812
Non-cash investing and financing activities:
Acquisition of property and equipment and construction in progress by decreasing inventories		947,172
Offset short-term borrowings - related party against loans to a related party (including accrued interests)		$ 5,381,589